Intangible Assets - Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs (Details)	Dec. 31, 2024 USD ($)
Patents [Member]
Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs [Line Items]
2025	$ 6,810
2026	6,810
2027	6,810
2028	6,810
2029	6,810
Thereafter	35,953
Total	70,003
Website Development Costs [Member]
Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs [Line Items]
2025	31,761
2026	12,432
2027	3,094
2028
2029
Thereafter
Total	$ 47,287